Segmented Information - Schedule of plant and equipment by geographical location (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	$ 320,400	$ 202,848
Right of use asset	5,340	5,546
Total plant and equipment	325,740	208,394
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	204,431	101,311
Right of use asset	3,110	2,918
Total plant and equipment	207,541	104,229
Sweden [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	22,186	25,953
Right of use asset	2,203	2,588
Total plant and equipment	24,389	28,541
Paraguay [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	93,783	75,581
Right of use asset	0	0
Total plant and equipment	93,783	75,581
Iceland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	0	0
Right of use asset	0	0
Total plant and equipment	0	0
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	0	0
Right of use asset	0	0
Total plant and equipment	0	0
Bermuda [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Plant and equipment	0	3
Right of use asset	27	40
Total plant and equipment	$ 27	$ 43